Related Party Transactions - Additional Information (Details) - USD ($)		11 Months Ended
	Aug. 06, 2021	Dec. 31, 2021	Jan. 29, 2021
Related Party Transaction [Line Items]
Number of shares per warrant		1
Price of warrant		$ 11.50
Aggregate purchase price		$ 852,416
Outstanding working capital loans		0
Due to related party		$ 49,723
Working capital loans warrant
Related Party Transaction [Line Items]
Price of warrant		$ 1.00
Loan conversion agreement warrant		$ 1,500,000
Private Placement Warrants | Private Placement
Related Party Transaction [Line Items]
Number of warrants to purchase shares issued	3,500,000
Number of shares per warrant	1
Price of warrant	$ 1.00
Exercise price of warrant	$ 11.50
Aggregate purchase price	$ 3,500,000
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month		10,000
Amount incurred		50,000
Due to related party		$ 50,000
Related Party Loans
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note			$ 300,000